  As filed with the Securities and Exchange Commission on 12/09/2011

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-6609
(Registrant's telephone number, including area code)

Date of fiscal year end: March 31, 2012

Date of reporting period: September 30, 2011

Item 1. Reports to Stockholders.

Dear fellow shareholder:

Once again, the economy seemed to be on everyone’s mind from April 1, 2011 to September 30, 2011, the period covered in this report.  It seems safe to say that most of us are close to someone who has lost a job, been unable to sell a home, experienced a decline in business or has been personally affected in some way by the sluggish economy. It’s frustrating and disappointing to be stuck in an economic whirlpool that continues to grip the country and the world.

Good start, poor finish . . .

It was equally frustrating to watch market performance during this six-month period, which seemed like a dance of one step forward, two steps back.  At the end of April, we were buoyed by returns in the black for The Teberg Fund and the major indexes. At this point, the Fund’s one-month return of 2.03% lagged the 2.96% return of the S&P 500® Index, its benchmark, and the 4.13% return of the Dow Jones Industrial Average (Dow).  These are the days that require patience and discipline for a conservative portfolio manager like me and for investors in general. It’s tough to be left behind as the market moves ahead.  As is often the case though, slow and steady pays off and we were rewarded for staying on our more cautious path in the other five months of the period as the indexes slipped farther into the red than we did.  Some of the events responsible for dragging the market down during the period were fears of a “double-dip” recession, the Federal Reserve lowering its outlook for growth for the remainder of 2011, partisan wrangling over raising the debt ceiling, an unprecedented downgrade of the United States government’s credit rating and global financial crisis in Greece and elsewhere.

Another historic period  . . .

The period included an historically wild week in August when the Dow had four 400-point swings in a row for the first time in its 115-year history. The most frightening day was August 8 when the Dow dropped 634 points in reaction to the Standard & Poor’s downgrade of the U.S. credit rating.  This was its sixth worst point drop ever. The Dow also experienced its longest losing streak since the October 2008 financial crisis with eight consecutive negative sessions in a row.

When the dust settled, these were the final numbers for the period ended September 30, 2011:

	6 months	1-year	3-year	5-year	Since Inception (4/1/02)
The Teberg Fund	-4.55%	5.66%	6.88%	2.72%	4.24%
S&P 500® Index	-13.78%	1.14%	1.23%	-1.18%	1.85%
Dow Jones Industrial Average	-10.24%	3.83%	3.15%	1.37%	3.08%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance current to the most recent month end may be lower or higher than the performance quoted and may be obtained by calling 866-209-1964 or visiting www.tebergfund.com.

Expense ratio: 3.12%, which includes Acquired Fund Fees and Expenses of 0.78%.

What helped and hurt our bottom line . . .

The bad news is that we lost money during the period which is painful for all of us.  The relative good news is that we lost less than the indexes during this time frame and that our 1-year, 3-year, 5-year and since-inception returns are not only all in the black but also ahead of the indexes.  Our goal of course is to lose nothing, but sometimes participating in the market in the hope of moving forward involves risk, even if we try out best to avoid it.

What we did during this period to help control our risk was to significantly increase our cash position.  We started the period with just over one million dollars in cash representing less than % of the portfolio.  At the end of the period, we had committed over 28 million dollars to cash representing 83.53% of the portfolio.  If we would have had that crystal ball you've heard me mention in the past, we would have obviously allocated more to cash earlier in the period to avoid even more loss.

This was one of the moves that definitely helped our return for the period. Another move that seems smart in hindsight was to follow our research that the U.S. Dollar would increase in value, and purchase PowerShares DB U.S. Dollar Bullish Fund, an exchange-traded fund tied to the dollar which increased in value during the period.  Again, with the help of a crystal ball, we would have bet more of the portfolio on this strategy, but that’s a little too risky for us.  We’re also glad we reduced our overall holdings in exchange-traded funds during the period.

Without exception, our equity holdings, which represented 8.17% of the portfolio on September 30, 2011, lost value during the period and hurt our return, although most are longer-term positions that show a profit from the time of purchase. An exception is EuroPacific Growth Fund which was in the red at the end of September.  This isn’t surprising for a fund with Euro in its name considering the financial woes seen in that part of the world. Janus Perkins Small Cap Value Fund was also in the red at the end of September reflecting the poor performance of small cap funds in general during the period.

Berkshire Hathaway Inc., our only common stock, suffered a significant loss during the period although it represented only 1.87% of our portfolio at the end of September, so the damage was minimal.

Perhaps the smartest thing we did was to balance history against research. As you may remember from our past communications, I’ve done extensive research on the pre-presidential election year cycle which we’re in now. If the market doesn’t get better soon, we’re poised to break a pattern of not only positive but very good returns during this cycle dating back to Franklin D. Roosevelt’s second term in office.  As far back as my research goes, the only negative return was during the cycle of his first term in the middle of the Great Depression and that was only -2.9%. The year isn’t over, but I’m glad we were careful about betting that history would repeat itself with a more aggressive portfolio.

Needless to say, it’s more enjoyable to prepare these reports when we have better news for our shareholders. We’re acutely aware that we’re not talking about abstract numbers but rather your financial assets as well as ours.  Just as you've committed your investments to The Teberg Fund, we're committed to doing all we can to keep your trust and confidence.

Sincerely,

Curtis A. Teberg
Portfolio Manager

Past performance does not guarantee future results.

The above discussion is based on the opinions of Curtis A. Teberg, given the current economic environment and is not intended to be a forecast of future events, a guarantee of future results, nor investment advice.

Because the Fund is a “fund of funds,” your cost of investing in the Fund may be higher than your cost of investing directly in the shares of the mutual funds in which the Fund invests.  By investing in the Fund, you will indirectly bear your share of any fees and expenses charged by the underlying funds, in addition to indirectly bearing the principal risks of those funds. These risks include, but are not limited to, risks involved with non-diversification and investments in smaller capitalization companies and lower rated securities. The Fund may also commit up to 80% of its assets to high yield funds containing lower rated securities that are subject to a higher risk of default. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities.

Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security. Please see the Schedule of Investments in this report for a complete list of Fund holdings.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced and ratings may have been lower.

The S&P 500® Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. The Dow Jones Industrial Average (Dow) is an unmanaged index of common stocks comprised of major industrial companies and assumes reinvestment of dividends.  You cannot invest directly in an index.

Must be preceded or accompanied by a prospectus.

Distributed by Quasar Distributors, LLC (11/11)

The Teberg Fund
Expense Example
at September 30, 2011 (Unaudited)

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (4/1/11 – 9/30/11).

Actual Expenses
The first line of the following table provides information about actual account values and actual expenses, with actual net expenses being limited to 2.50% per the advisory agreement. Although the Fund charges no sales loads, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the example below.  The Example below includes, but is not limited to, management fees, 12b-1 fees, fund accounting, custody and transfer agent fees.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

The Teberg Fund
Expense Example
at September 30, 2011 (Unaudited), continued

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXPENSE EXAMPLE
	Beginning Account Value 4/1/11	Ending Account Value 9/30/11	Expenses Paid During Period 4/1/11 – 9/30/11*
Actual	$1,000.00	$954.50	$11.24

Hypothetical	$1,000.00	$1,013.50	$11.58
(5% return before expenses)

*Expenses are equal to the Fund’s annualized expense ratio of 2.30%, multiplied by the average account value over the period, multiplied by 183 (days in most recent fiscal half-year)/366 days to reflect the one-half year expense.

The Teberg Fund
Allocation of Portfolio Assets
at September 30, 2011 (Unaudited)

Percentages represent market value as a percentage of total investments.

The Teberg Fund
Schedule of Investments
at September 30, 2011 (Unaudited)

SHARES		VALUE
	COMMON STOCKS - 1.87%
6	Berkshire Hathaway, Inc. - Class A*	$640,800
	TOTAL COMMON STOCKS (Cost $714,296)	640,800

	EQUITY FUNDS - 8.17%
1,724	American EuroPacific Growth Fund - Class A	58,953
7,517	BlackRock Energy & Resources Portfolio - Class A	208,444
18,950	Brandywine Fund*	405,150
25,835	Columbia Seligman Communications and
	Information Fund - Class A*	1,015,316
3,669	FPA Capital Fund, Inc.*	134,468
14,946	MFS Mid Cap Growth Fund - Class A*	119,420
3,477	The Parnassus Fund	113,965
10,710	Perkins Small Cap Value Fund - Class A	220,096
6,614	Prudential Jennison Mid-Cap Growth Fund, Inc. Class A*	167,067
24,897	Royce Low-Priced Stock Fund - Investment Class	361,757
	TOTAL EQUITY FUNDS (Cost $2,803,306)	2,804,636

The accompanying notes are an integral part of these financial statements.

The Teberg Fund
Schedule of Investments
at September 30, 2011 (Unaudited), continued

SHARES		VALUE
	EXCHANGE-TRADED FUNDS - 6.76%
45,660	PowerShares DB U.S. Dollar Index Bullish Fund*	$1,018,675
25,600	UltraShort Dow30 ProShares*	521,472
4,650	UltraShort QQQ ProShares*	252,913
20,710	UltraShort S&P500 ProShares*	525,620
	TOTAL EXCHANGE-TRADED FUNDS (Cost $2,254,092)	2,318,680

	MONEY MARKET FUNDS - 83.53%
28,669,291	Invesco STIT - Liquid Assets Portfolio, Class I, 0.10%+	28,669,291
	TOTAL MONEY MARKET FUNDS (Cost $28,669,291)	28,669,291
	Total Investments (Cost $34,440,985) - 100.33%	34,433,407
	Liabilities in Excess of Other Assets - (0.33)%	(111,967)
	NET ASSETS - 100.00%	$34,321,440

* Non-income producing security.
+ Rate shown is the 7-day yield as of September 30, 2011.

The accompanying notes are an integral part of these financial statements.

The Teberg Fund
Statement of Assets and Liabilities
at September 30, 2011 (Unaudited)

ASSETS
Investments in securities, at value
(identified cost $34,440,985)	$34,433,407
Receivables
Dividends and interest receivable	2,625
Prepaid expenses	3,544
Total assets	34,439,576
LIABILITIES
Payables
Fund shares redeemed	15,000
Due to advisor	42,420
Audit fees	8,478
Distribution fees	7,070
Administration fees	16,957
Transfer agent fees and expenses	7,563
Fund accounting fees	7,216
Legal fees	4,914
Chief Compliance Officer fee	1,749
Custodian fees	1,613
Shareholder reporting	2,679
Accrued other expenses	2,477
Total liabilities	118,136
NET ASSETS	$34,321,440

Net asset value, offering and redemption price per share
[$34,321,440 / 3,483,095 shares outstanding;
unlimited number of shares (par value $0.01)
authorized]	$9.85

COMPONENTS OF NET ASSETS
Paid-in capital	$35,783,196
Undistributed net investment income	330,466
Accumulated net realized loss on investments	(1,784,644)
Net unrealized depreciation on investments	(7,578)
NET ASSETS	$34,321,440

The accompanying notes are an integral part of these financial statements.

The Teberg Fund
Statement of Operations
For the Six Months Ended September 30, 2011 (Unaudited)

INVESTMENT INCOME
Income
Dividends	$406,153
Interest	7,652
Total income	413,805
Expenses
Advisory fees (Note 4)	267,503
Distribution fees (Note 5)	44,584
Administration fees (Note 4)	40,906
Transfer agent fees and expenses (Note 4)	18,733
Fund accounting fees (Note 4)	14,653
Audit fees	8,517
Legal fees	6,478
Shareholder reporting	4,380
Custody fees (Note 4)	3,726
Chief Compliance Officer fee (Note 4)	3,518
Trustee fees	3,387
Registration fees	2,681
Insurance	2,018
Other	1,957
Total expenses	423,041
Less: fees waived by Advisor (Note 4)	(12,063)
Net expenses	410,978
Net investment income	2,827

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
Net realized gain on security transactions	647,113
Net change in unrealized depreciation on investments	(2,288,920)
Net realized and unrealized loss on investments.	(1,641,807)
Net Decrease in Net Assets
Resulting from Operations	$(1,638,980)

The accompanying notes are an integral part of these financial statements.

The Teberg Fund
Statement of Changes in Net Assets

NET INCREASE/(DECREASE) IN NET	Six Months Ended September 30, 2011 (Unaudited)	Year Ended March 31, 2011
ASSETS FROM:
OPERATIONS
Net investment income	$2,827	$1,384,384
Net realized gain/(loss) on security transactions	647,113	(96,655)
Capital gain distributions from regulated
investment companies	-	9,717
Net change in unrealized appreciation/
(depreciation) on investments	(2,288,920)	1,236,910
Net increase/(decrease) in net assets
resulting from operations	(1,638,980)	2,534,356

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	-	(1,191,472)

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from
net change in outstanding shares (a)	(381,381)	(1,738,870)
Total decrease in net assets	(2,020,361)	(395,986)

NET ASSETS
Beginning of period	36,341,801	36,737,787
End of period	$34,321,440	$36,341,801
Includes undistributed net
investment income of:	$330,466	$327,639

(a) A summary of share transactions is as follows:

	Six Months Ended		Year Ended
	September 30, 2011 (Unaudited)		March 31, 2011
	Shares	Paid-in Capital	Shares	Paid-in Capital

Shares sold	58,830	$598,987	156,086	$1,539,317
Shares reinvested	-	-	118,202	1,191,472
Shares redeemed	(96,206)	(980,368)	(448,940)	(4,469,659)
Net decrease	(37,376)	$(381,381)	(174,652)	$(1,738,870)

The accompanying notes are an integral part of these financial statements.

The Teberg Fund
Financial Highlights
For a share outstanding throughout each period

	Six Months Ended
	September 30, 2011		Year Ended March 31,
	(Unaudited)		2011	2010	2009	2008	2007

Net asset value, beginning of period	$10.32		$9.94	$7.13	$9.84	$11.06	$11.78
Income from investment operations:
Net investment income (1)	0.00	(5)	0.40	0.43	0.14	0.26	0.38
Net realized and unrealized gain/
(loss) on investments	(0.47)		0.32	2.89	(2.81)	(0.44)	0.41
Total from investment operations	(0.47)		0.72	3.32	(2.67)	(0.18)	0.79
Less distributions:
From net investment income	-		(0.34)	(0.51)	(0.04)	(0.32)	(0.35)
From net realized gain on investments	-		-	-	-	(0.72)	(1.16)
Total distributions	-		(0.34)	(0.51)	(0.04)	(1.04)	(1.51)
Net asset value, end of period	$9.85		$10.32	$9.94	$7.13	$9.84	$11.06
Total return	-4.55	%(3)	7.36%	46.59%	-27.14%	-1.94%	6.81%

Ratios/supplemental data:
Net assets, end of period (thousands)	$34,321		$36,342	$36,738	$25,924	$35,822	$37,070
Ratio of expenses to average net assets: (2)
Before fee waiver	2.37	%(4)	2.34%	2.33%	2.34%	2.32%	2.29%
After fee waiver	2.30	%(4)	2.32%	2.32%	2.32%	2.25%	2.21%
Ratio of net investment income/(loss) to
average net assets: (2)
Before fee waiver	(0.05	)%(4)	3.87%	4.52%	1.64%	2.27%	3.15%
After fee waiver	0.02	%(4)	3.89%	4.53%	1.66%	2.34%	3.23%
Portfolio turnover rate	63.28	%(3)	86.88%	142.44%	183.32%	198.92%	150.86%

(1)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(2)	Does not include expenses of investment companies in which the Fund invests.
(3)	Not annualized.
(4)	Annualized.
(5)	Amount is less than $0.01.
The accompanying notes are an integral part of these financial statements.

The Teberg Fund
Notes to Financial Statements
at September 30, 2011 (Unaudited)

NOTE 1 – ORGANIZATION

The Teberg Fund (the “Fund”) is a non-diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company. The Fund began operations on April 1, 2002. The investment objective of the Fund is to maximize total return (capital appreciation plus income).

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.

A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in note 3.

B.
Federal Income Taxes:It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially   all of its taxable income to its shareholders. Therefore, no Federal income or excise tax provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more-likely-than-not” to be sustained assuming examination by the tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2009-2011, or expected to be taken in the Fund’s 2012 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal and the state of Arizona; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C.
Securities Transactions, Income and Distributions: Securities transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost. Interest income is recorded on an accrual basis. Dividend income, income and capital gain distributions from underlying funds, and distributions to shareholders are recorded on the ex-dividend date. The Fund distributes substantially all net investment income, if any, and net realized capital gains, if any, annually. The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations which differ from accounting principles generally accepted in the United States of America. To the extent these book/tax differences are permanent, such amounts are reclassified with the capital accounts based on their Federal tax treatment.

The Teberg Fund
Notes to Financial Statements
at September 30, 2011 (Unaudited), continued

D.
Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

E.
Reclassification of Capital Accounts: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

F.
Events Subsequent to the Fiscal Period End: In preparing the financial statements as of September 30, 2011, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements.

G.
Regulated Investment Company Modernization Act: On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed into law.  The Modernization Act modernizes several of the federal income and excise tax provisions related to regulated investment companies (“RICs”).  Some highlights of the enacted provisions are as follows: New capital losses may now be carried forward indefinitely, and retain the character of the original loss.  Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital losses, irrespective of the character of the original loss.

The Modernization Act contains simplification provisions, which are aimed at preventing disqualification of a RIC for “inadvertent” failures of the asset diversification and/or qualifying income tests.  Additionally, the Modernization Act exempts RICs from the preferential dividend rule, and repealed the 60-day designation requirement for certain types of pay-through income and gains.

Finally, the Modernization Act contains several provisions aimed at preserving the character of distributions made by a fiscal year RIC during the portion of its taxable year ending after October 31 or December 31, reducing the circumstances under which a RIC might be required to file amended Forms 1099 to restate previously reported distributions.

Except for the simplification provisions related to RIC qualification, the Modernization Act is effective for taxable years beginning after December 22, 2010.  The provisions related to RIC qualification are effective for taxable years for which the extended due date of the tax return is after December 22, 2010.

The Teberg Fund
Notes to Financial Statements
at September 30, 2011 (Unaudited), continued

NOTE 3 – SECURITIES VALUATION

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities - The Fund’s investments are carried at fair value. Securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price. Investments in open-end mutual funds are valued at their net asset value per share (“NAV”), determined at the close of the New York Stock Exchange (generally 3:00 p.m. central time) on the valuation date. Most underlying fund securities are valued primarily on the basis of current market quotations or on the basis of information furnished by a pricing service. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

The Teberg Fund
Notes to Financial Statements
at September 30, 2011 (Unaudited), continued

Securities for which market quotations are not readily available or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees. These procedures consider many factors, including the type of security, size of holding, trading volume and news events. When the Fund is unable to receive an NAV from an underlying fund, shares of the underlying fund will be valued at its fair market value as determined in good faith by the Advisor and the Trust’s Valuation Committee. Depending on the relative significance of the valuation inputs, these securities may be classified in either level 2 or level 3 of the fair value hierarchy.

If market quotations or information furnished by a pricing service is not readily available or does not accurately reflect fair value for a security held by an underlying fund, or if the value of a security held by an underlying fund has been materially affected by events occurring after the close of the applicable exchange or market on which the security is principally traded, that security may be valued at its fair market value as determined in good faith in accordance with procedures approved by the underlying funds’ Board of Trustees.

Short-Term Securities - Short-term securities having a maturity of 60 days or less are valued at amortized cost, which approximates market value. To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The inputs or methodology used for valuing securities is not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2011:

	Level 1	Level 2	Level 3	Total
Common Stocks
Financials	$640,800	$-	$-	$640,800
Total Common Stocks	640,800	-	-	640,800
Equity Funds	2,804,636	-	-	2,804,636
Exchange-Traded Funds	2,318,680	-	-	2,318,680
Short-Term Investments	28,669,291	-	-	28,669,291
Total Investments	$34,433,407	$-	$-	$34,433,407

Refer to the Fund’s Schedule of Investments for additional detail. Transfers between levels are recognized at September 30, 2011, the end of the reporting period. The Fund recognized no transfers to/from level 1 or level 2. There were no level 3 securities held in the Fund during the six months ended September 30, 2011.

New Accounting Pronouncement – On May 12, 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standard Update (“ASU”) modifying Topic 820, Fair Value Measurements and Disclosures. At the same

The Teberg Fund
Notes to Financial Statements
at September 30, 2011 (Unaudited), continued

time, the International Accounting Standards Board (“IASB”) issued International Financial Reporting Standard (“IFRS”) 13, Fair Value Measurement. The objective by the FASB and IASB is convergence of their guidance on fair value measurements and disclosures. Specifically, the ASU requires reporting entities to disclose i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, ii) for Level 3 fair value measurements, a) quantitative information about significant unobservable inputs used, b) a description of the valuation processes used by the reporting entity and c) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of the ASU is for interim and annual periods beginning after December 15, 2011. At this time, the Fund is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

NOTE 4 - INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

For the six months ended September 30, 2011, First Associated Investment Advisors, Inc. (the “Advisor”) provided the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space, facilities, and provides most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 1.50% based upon the average daily net assets of the Fund. For the six months ended September 30, 2011, the Fund incurred $267,503 in advisory fees.

The Fund is responsible for its own operating expenses. The Advisor has agreed to reduce fees payable to it by the Fund and to pay Fund operating expenses to the extent necessary to limit the Fund’s aggregate annual operating expenses to 2.50% of average daily net assets. Any such reduction made by the Advisor in its fees or payment of expenses which are the Fund’s obligation are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses. The Advisor is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years. Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses. There were no expenses subject to recapture pursuant to the aforementioned conditions at September 30, 2011. For the six months ended September 30, 2011, the Advisor received $12,063 in 12b-1 fees from underlying funds that were purchased through a broker. The 12b-1 fees received by the Fund are included in the fee waiver in the Statement of Operations.

The Teberg Fund
Notes to Financial Statements
at September 30, 2011 (Unaudited), continued

U.S. Bancorp Fund Services, LLC (the “Administrator”) acts as the Fund’s Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund’s expenses and reviews the Fund’s expense accruals. For the six months ended September 30, 2011, the Fund incurred $40,906 in administration fees.

U.S. Bancorp Fund Services, LLC (“USBFS”) also serves as the fund accountant and transfer agent to the Fund. U.S. Bank N.A., an affiliate of USBFS, serves as the Fund’s custodian. For the six months ended September 30, 2011, the Fund incurred $14,653, $10,024, and $3,617 in fund accounting, transfer agency (excluding out-of-pocket expenses), and custody fees, respectively.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Distributor is an affiliate of the Administrator.

Certain officers of the Fund are also employees of the Administrator.

For the six months ended September 30, 2011, the Fund was allocated $3,518 of the Chief Compliance Officer fee.

NOTE 5 – DISTRIBUTION FEES

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”). The Plan permits the Fund to pay for distribution and related expenses at an annual rate of 0.25% of the Fund’s average daily net assets. The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Fund. Payments made pursuant to the Plan will represent compensation for distribution and services activities, not reimbursements for specific expenses incurred. Pursuant to a distribution coordination agreement adopted under the Plan, distribution fees are paid to the Advisor as “Distribution Coordinator”. For the six months ended September 30, 2011, the Fund paid the Distribution Coordinator $44,584.

NOTE 6 – PURCHASES AND SALES OF SECURITIES

For the six months ended September 30, 2011, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were $11,583,340 and $39,582,727, respectively.

NOTE 7– LINE OF CREDIT

The Fund has a line of credit in the amount of $7,800,000. This line of credit is intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions. The credit facility is with the Fund’s custodian, U.S. Bank N.A. During the six months ended September 30, 2011, the Fund did not draw upon its line of credit.

The Teberg Fund
Notes to Financial Statements
at September 30, 2011 (Unaudited), continued

NOTE 8 – SIGNIFICANT OWNERSHIP CONCENTRATION

At September 30, 2011, the Fund invested 83.53% of its total net assets in the Invesco STIT – Liquid Assets Portfolio – Class I.  Although it’s not the Fund’s intent under its principal investment strategy to invest such a significant amount of its net assets in money market mutual funds, it may do so until the Fund’s advisor is able to invest in securities that present investment opportunities in line with the long-term strategy of the Fund.

NOTE 9 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the six months ended September 30, 2011 and the year ended March 31,2011 were as follows:

	September 30, 2011	March 31, 2011
Ordinary income	$-	$1,191,472

As of March 31, 2011, the Fund’s most recent fiscal year end, the components of accumulated earnings/(losses) on a tax basis were as follows:

Cost of investments	$34,147,802
Gross tax unrealized appreciation	2,384,365
Gross tax unrealized depreciation	(103,023)
Net tax unrealized appreciation	2,281,342
Undistributed ordinary income	327,639
Undistributed long-term capital gain	-
Total distributable earnings	327,639
Other accumulated gains/(losses)	(2,431,757)
Total accumulated earnings/(losses)	$177,224

At March 31, 2011, the Fund had a capital loss carry forward of $2,431,757, which expires as follows:

Year	Amount
2017	$2,047,240
2018	252,119
2019	132,398
$2,431,757

The Teberg Fund
Notice to Shareholders
at September 30, 2011 (Unaudited)

How to Obtain a Copy of the Fund’s Proxy Voting Policies

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-209-1964 or on the SEC’s website at http://www.sec.gov.

How to Obtain a Copy of The Teberg Fund’s Proxy Voting Records for the 12-Month Period Ended June 30, 2011

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-209-1964.  Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at http://www. sec.gov.

Quarterly Filings on Form N-Q

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

Information included in the Fund’s Form N-Q is also available by calling 1-866-209-1964.

Householding (Unaudited)

In an effort to decrease costs, the Fund intends to reduce the number of duplicate prospectuses, annual and semi-annual reports, proxy statements and other similar documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Transfer Agent reasonably believes are from the same family or household. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-866-209-1964 to request individual copies of these documents. Once the Transfer Agent receives notice to stop householding, the Transfer Agent will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.

Advisor
First Associated Investment Advisors, Inc.
5161 Miller Trunk Highway
Duluth, MN 55811

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(866) 209-1964

Custodian
U.S. Bank N.A.
1555 North River Center Drive, Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA 19103

Legal Counsel
Paul Hastings LLP
75 East 55th Street
New York, NY 10022

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.
For a current prospectus please call 1-866-209-1964.

The Teberg Fund U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, Wisconsin 53201-0701

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*/s/ Douglas G. Hess
                                            Douglas G. Hess, President

Date 12/01/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Douglas G. Hess
                                             Douglas G. Hess, President

Date 12/01/11

By (Signature and Title)*/s/ Cheryl L. King
                                            Cheryl L. King, Treasurer

Date 12/01/11

* Print the name and title of each signing officer under his or her signature